RETIREMENT PLANS	12 Months Ended
Dec. 31, 2023
ConnectM Before Business Combination
RETIREMENT PLANS

NOTE 20: RETIREMENT PLANS

Beginning in January 2023, the Company maintains a defined contribution plan under Section 401(k) of the Internal Revenue Code and a defined contribution plan for employee’s individual retirement arrangements (IRA’s). Employees may contribute between 1% and 100% of their wages, subject to the IRS limitations. The Company has elected to make matching contributions of 100% of the first 3% of an employee’s compensation for both defined contribution plans. For the year ended December 31, 2023, the Company contributed $77,138.